FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment  [ x  ];  Amendment Number: one
    This Amendment  (Check only one.):     [ x  ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Sonia Mintun
Title:	Vice President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   August 6, 2008

Amended due to information table missing specific columns

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       39

	c.	Information Table Value Total   $ 202,331

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending June 30, 2008
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.




6/30/2008

                                                   Value                    Put/   Invest   Other     Voting Authority
       Name of Issuer        Title of Cl  CUSIP    x 1000  SHARES  Sh/Prn   Call  Discret  Managers      Sole  Shared None

3M COMPANY                   common     88579y101     7206  103546   SH            Sole                 103546
ALLSTATE                     common     020002101     4726  103670   SH            Sole                 103670
AMERICAN ELEC PWR            common     025537101      201    5005   SH            Sole                   5005
AT&T INC.                    common     00206R102     7867  233504   SH            Sole                 233504
BANK OF AMERICA              common     060505104     3740  156692   SH            Sole                 156692
BP PLC SPONS ADR             common     055622104     7442  106977   SH            Sole                 106977
CEDAR FAIR L.P.              common     150185106      250   13300   SH            Sole                  13300
COCA-COLA CO                 common     191216100     8260  158905   SH            Sole                 158905
CON AGRA                     common     205887102     3454  179150   SH            Sole                 179150
CON EDISON CO                common     209115104     3399   86955   SH            Sole                  86955
CONOCOPHILLIPS               common     20825c104     5805   61502   SH            Sole                  61502
CORNING INC                  common     219350105     4087  177402   SH            Sole                 177402
DOMINION RES INC             common     25746u109      289    6080   SH            Sole                   6080
E I DUPONT DE NEMOURS        common     263534109     7299  170190   SH            Sole                 170190
EMERSON ELECTRIC             common     291011104     6277  126939   SH            Sole                 126939
EXXON MOBIL                  common     30231G102     6629   75217   SH            Sole                  75217
FIRST ENERGY                 common     337932107     1972   23950   SH            Sole                  23950
GAP INC                      common     364760108     5704  342155   SH            Sole                 342155
GENERAL ELECTRIC             common     369604103     9090  340585   SH            Sole                 340585
GENERAL MILLS INC            common     370334104     6200  102020   SH            Sole                 102020
HOME DEPOT INC               common     437076102     5384  229892   SH            Sole                 229892
HONEYWELL INTL               common     438516106     6433  127942   SH            Sole                 127942
INTEL CORP                   common     458140100     7934  369345   SH            Sole                 369345
JOHNSON & JOHNSON INC        common     478160104     9669  150276   SH            Sole                 150276
JP MORGAN CHASE              common     46625H100     6481  188909   SH            Sole                 188909
KIMBERLY-CLARK               common     494368103     8438  141151   SH            Sole                 141151
KRAFT FOODS INC              common     50075N104     2323   81645   SH            Sole                  81645
LILLY, ELI & CO              common     532457108     3074   66593   SH            Sole                  66593
LIMITED BRANDS               common     532716107      923   54800   SH            Sole                  54800
LUBRIZOL CORP                common     549271104     4254   91825   SH            Sole                  91825
MASCO CORP                   common     574599106     4040  256850   SH            Sole                 256850
MICROSOFT CORP               common     594918104     7722  280700   SH            Sole                 280700
PFIZER INC                   common     717081103     5347  306076   SH            Sole                 306076
PPG INDUSTRIES INC           common     693506107     5416   94400   SH            Sole                  94400
SPECTRA ENERGY CORP          common     847560109     1480   51500   SH            Sole                  51500
VERIZON COMM                 common     92343V104     7572  213905   SH            Sole                 213905
VF CORP                      common     918204108     5756   80866   SH            Sole                  80866
WACHOVIA CORP                common     929903102     3084  198561   SH            Sole                 198561
WAL-MART STORES              common     931142103     7104  126400   SH            Sole                 126400
